(Active Portfolios® Multi-Manager Small Cap Equity Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Active Portfolios® Multi-Manager Small Cap Equity Fund)	Class A Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Active Portfolios® Multi-Manager Small Cap Equity Fund)		Class A Shares
Management fees		0.96%
Distribution and/or service (Rule 12b-1) fees		0.25%
Other expenses	[1]	0.45%
Total annual Fund operating expenses		1.66%
Fee waivers and/or reimbursements	[2]	(0.32%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		1.34%
[1]	Other expenses are based on estimated amounts for the Fund's current fiscal year.
[2]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until December 31, 2014 unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.34% for Class A.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class A shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2014, they are only reflected in the 1 year example and the first two years of the 3 year example.

Based on the assumptions listed above, your costs would be:

Expense Example (Active Portfolios® Multi-Manager Small Cap Equity Fund) (USD $)	1 Year	3 Years
Class A Shares	136	459

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Because the Fund is newly organized, portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is a diversified fund that pursues its investment objective by allocating the Fund's assets among different asset managers that use multiple investment styles to invest in equity securities. The Fund's investment manager, Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), and investment subadvisers (Subadvisers) each provide day-to-day portfolio management for a portion of the Fund's assets, or sleeve of the Fund. Columbia Management and the Subadvisers employ different investment styles and processes that, in the aggregate, are designed to complement the strategies of one another in pursuit of the Fund's investment objective.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities (including common stocks, preferred stocks and convertible securities) of companies that have market capitalizations in the range of the companies in the Russell 2000® Index at the time of purchase (between $26.0 million and $3.6 billion as of February 29, 2012). The Fund may invest up to 25% of its total assets in foreign securities. The Fund may also invest in real estate investment trusts (REITs) and exchange-traded funds (ETFs).

Columbia Management is responsible for providing day-to-day portfolio management of two sleeves of the Fund and is also responsible for oversight of the Subadvisers. The Fund's Subadvisers are Dalton, Greiner, Hartman, Maher & Co., LLC (DGHM), EAM Investors, LLC (EAM) and RS Investment Management Co. LLC (RS Investments). In addition, Real Estate Management Services Group, LLC (REMS) provides advisory services with respect to REITs in DGHM's sleeve. Columbia Management, subject to the oversight of the Fund's Board of Trustees, determines the allocation of the Fund's assets to each sleeve (except for REMS, for which DGHM determines the proportion of its sleeve assets to be managed by REMS), and may change these allocations at any time. Columbia Management and the Subadvisers act independently of each other and use their own methodologies for selecting investments.

The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

Each sleeve manager's investment strategy may involve the frequent trading of portfolio securities, which may increase brokerage and other transaction costs and have adverse tax consequences.

Columbia Management — Small Cap Value Strategy Sleeve

Columbia Management combines fundamental and quantitative analysis with risk management in seeking to identify value opportunities and construct this sleeve. When selecting investments, Columbia Management considers, among other factors:

  businesses that Columbia Management believes to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors;

  various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value. Columbia Management believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation;

  a company's current operating margins relative to its historic range and future potential; and

  potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.

Columbia Management may sell a security when the security's price reaches a target set by Columbia Management; if Columbia Management believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

DGHM — Small Cap Value Strategy Sleeve

Other than assets invested in REITs (as described below), DGHM invests this sleeve's assets primarily in small capitalization equity securities of domestic companies that DGHM believes are undervalued. The companies may be unseasoned or established companies.

In identifying securities for this sleeve, DGHM utilizes a proprietary valuation model combined with in-depth industry and company specific research developed by DGHM. More specifically, DGHM uses a bottom-up selection process to attempt to identify equity securities of companies that appear to be selling at a discount relative to DGHM's assessment of their potential value. DGHM focuses on the cash flows, historical profitability, projected future earnings, and financial condition of individual companies in identifying which securities to purchase. DGHM may weigh other factors against a company's valuation in deciding which companies appear attractive for investment. These factors may include the following:

  quality of the business franchise,

  competitive advantage,

  economic or market conditions,

  deployment of capital, and/or

  reputation, experience, and competence of the company's management.

In implementing its investment strategy, DGHM invests with a multi-year investment horizon rather than focusing on the month or quarter end data. DGHM does not attempt to make macroeconomic calls (i.e., predict economic growth, interest rates, currency levels, commodity prices, etc.). Additionally, DGHM does not attempt to predict the direction of the stock market.

DGHM may invest a significant portion of its sleeve assets in one or more sectors of the equity securities market, including but not limited to healthcare, technology and natural resources sectors.

Generally, securities are sold when the characteristics and factors used to select the securities change or the securities have appreciated to the point where it is no longer attractive for the Fund to hold.

REMS provides advisory services with respect to investments that this sleeve may make in REITs. DGHM is responsible for the overall management of this sleeve and the supervision of REMS. There is no pre-determined allocation to REMS, and the allocation is determined through on-going discussions between these Subadvisers. When providing advisory services with respect to DGHM's sleeve, REMS follows the investment approach described above for DGHM.

EAM — Small Cap Growth Strategy Sleeve

EAM chooses investments for this sleeve through bottom-up fundamental analysis, which utilizes a blend of a quantitative discovery process to screen for investment ideas that meet certain criteria, including, but not limited to, technical factors, such as changes in relative price strength, and fundamental factors, such as earnings surprise and estimate revisions (the Discovery Phase), and a qualitative analysis process (the Analysis Phase). In selecting individual securities for investment, EAM seeks companies with the potential for sustained earnings acceleration.

To that end, during the Discovery Phase EAM looks to identify companies likely to benefit from positive fundamental change by utilizing an objective screening process. Those companies meeting the criteria established to move beyond the Discovery Phase next move to the Analysis Phase, where EAM seeks to determine whether any changes in the company's fundamentals have occurred, whether those changes may lead to sustainable earnings growth acceleration and whether it is a timely investment in terms of EAM's fundamental valuation of the company and its current market price. During the Analysis Phase, EAM considers such factors as the company's internal environment (e.g., a new product, new management or change in cost structure) and/or external environment (e.g., new regulations, new geographies, market share shifts and new business incentives).

EAM may sell a security if EAM believes that other investments are more attractive, the company's fundamentals have deteriorated (including but not limited to deteriorating relative strength, negative internal and/or external change, negative estimate revisions and/or negative earnings surprise), the company's catalyst for growth is already reflected in the security's price (i.e., the security is fully valued), or for other reasons.

RS Investments — Concentrated Small Cap Growth Strategy Sleeve

RS Investments is focused on companies that have market capitalizations (at the time of purchase) of $3 billion or smaller. RS Investments' sleeve typically invests most of its assets in securities of U.S. companies, but may also invest a portion of its assets in foreign securities. The RS Investments sleeve will typically hold securities of a relatively small number of stocks (generally between 20-30).

RS Investments employs both rigorous fundamental analysis and quantitative screening to identify potential investment candidates that it believes have greater earnings growth potential than expected by the market. Investment candidates typically exhibit some or all of the following key criteria: proprietary advantages, leading market share, expanding margins and profitability, strong organic revenue growth and experienced management teams. Purchase decisions are based on RS Investments' expectation of the potential reward relative to risk of each security and on RS Investments' long term earnings estimates.

RS Investments' sell discipline includes both quantitative and qualitative analysis of each position. Investments are typically sold when RS Investments' believes that: anticipated price appreciation has been achieved or is no longer probable; alternate investments offer superior reward to risk potential; or a fundamental change has occurred in the company or its market.

Columbia Management — Liquidity Strategy Sleeve

Columbia Management is responsible for managing cash flows into and out of the Fund resulting from the purchase and redemption of Fund shares. Columbia Management typically invests this sleeve in U.S. government securities, high-quality, short-term debt instruments, including investments in affiliated or unaffiliated money market funds, ETFs and futures (including index futures).

Principal Risks

  Investment Strategy Risk – There is no assurance that the Fund will achieve its investment objective. Investment decisions and strategies may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Allocation Risk – The Fund uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Fund's allocation among asset classes, investments, managers, strategies and/or investment styles will cause the Fund's shares to lose value or cause the Fund to underperform other funds with similar investment objectives, or that the investments themselves will not produce the returns expected.

  Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. U.S. federal legislation has recently been enacted that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. While the ultimate impact is not yet clear, these changes could restrict and/or impose significant costs or other burdens upon the Fund's participation in derivatives transactions. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  U.S. Government Obligations Risk – While U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Securities guaranteed by the Federal Deposit Insurance Corporation under its Temporary Liquidity Guarantee Program (TLGP) are subject to certain risks, including whether such securities will continue to trade in line with recent experience in relation to treasury and government agency securities in terms of yield spread and the volatility of such spread, as well as uncertainty as to how such securities will trade in the secondary market and whether that market will be liquid or illiquid. The TLGP is subject to change. See ABOUT THE FUNDS' INVESTMENTS - U.S. Government and Related Obligations in the Statement of Additional Information for more information.

  Investing in Other Funds Risk – The Fund, and its shareholders, indirectly bear a portion of the expenses of any funds, including exchange-traded funds, in which the Fund invests. The performance of the funds in which the Fund invests could be adversely affected if other entities that invest in the same funds make relatively large investments or redemptions in the funds. In addition, because the expenses and costs of the funds are shared by investors in the underlying fund, redemptions by other investors in the underlying fund could result in decreased economies of scale and increased operating expenses for the underlying funds. These transactions might also result in higher brokerage, tax or other costs for the Fund. This risk may be particularly important when one investor owns a substantial portion of any underlying fund. If a fund pays fees to the Investment Manager or a subadviser (if any) or their respective affiliates, this could result in the Investment Manager or the subadviser having a potential conflict of interest in selecting the funds in which the Fund invests or in determining the percentage of the Fund's investments allocated to each fund. There are also circumstances in which the fiduciary duties of the Investment Manager or a subadviser (if any) to the Fund may conflict with its fiduciary duties to the underlying funds for which it serves as investment manager.

  Frequent Trading Risk – Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's return.

  Liquidity Risk – Illiquid securities are securities that cannot be readily disposed of in the normal course of business. There is a risk that the Fund may not be able to sell such securities at the time it desires or without adversely affecting their price.

  Smaller Company Securities Risk – Securities of small- or mid-capitalization companies ("smaller companies") can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies ("larger companies") to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Growth Securities Risk – Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Value Securities Risk – Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Investment Manager's future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Sector Risk – At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

  Technology Sector Risk – Companies in the technology sector are subject to significant competitive pressures, such as aggressive pricing of their products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in the technology sector, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many technology companies have limited operating histories. Prices of these companies' securities historically have been more volatile than other securities, especially over the short term. Because the Fund invests a significant portion of its net assets in the equity securities of technology companies, the Fund's price may be more volatile than a fund that is invested in a more diverse range of market sectors.

  Real Estate Investment Trusts Risk – Real estate investment trusts (REITs) are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of REIT shares is affected by, among other factors, changes in the value of the underlying properties owned by the REIT and/or by changes in the prospect for earnings and/or cash flow growth of the REIT itself. In addition, certain of the risks associated with general real estate ownership apply to the Fund's REIT investments, including risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates.

  Convertible Securities Risk – Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert. Because the value of a convertible security can be influenced by both interest rates and the common stock's market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company's common stockholders but after holders of any senior debt obligations of the company. The Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund's return.

Performance Information

The Fund is new as of the date of this prospectus and therefore performance information is not available.

When available, the Fund intends to compare its performance to the performance of the Russell 2000 Index, which measures the performance of the 2,000 smallest companies in the Russell 3000 Index and represents approximately 8% of the total market capitalization of the Russell 3000 Index.